Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Nov. 25, 2025
Summary of Significant Accounting Policies [Line Items]
Net loss (in Dollars)	$ (5,098,384)			$ (660,588)	$ (241,217)
Short-term investments (in Dollars)	1,435,901
Provisions for doubtful debts (in Dollars)	53,371			37,927	21,517
Contract amount (in Dollars)	137,936			121,239
Revenue (in Dollars)	523,031			448,196	628,591
Advertising expenses (in Dollars)					2,128
Percentage of tax benefit	50.00%	50.00%	50.00%
Underpayment of taxes	$ 14,085	¥ 100,000
Expenses for employee benefits (in Dollars)	$ 42,473			$ 38,342	$ 38,342
Statutory reserve percentage	10.00%					10.00%
Registered capital percentage	50.00%					50.00%
Government authorities insured		¥ 500,000	$ 800,000
Deposit insurance	$ 70,424					¥ 500,000
Aggregate balance (in Dollars)	999,148
Mr.Jianfei Zhang [Member]
Summary of Significant Accounting Policies [Line Items]
Credit facility (in Dollars)	$ 1
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	26.00%	26.00%	26.00%	15.00%	13.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				17.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	25.00%	25.00%	25.00%	13.00%	11.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				10.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					11.00%
Customer Concentration Risk [Member] | Major Customers One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	33.00%	33.00%	33.00%
Contract Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue (in Dollars)	$ 31,637			$ 28,668	$ 132,656
Value Added Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax percentage	13.00%					13.00%
Financial Stability Department [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate balance (in Dollars)				$ 5,949,269
Consolidation [Member]
Summary of Significant Accounting Policies [Line Items]
Voting percentage	50.00%					50.00%
Suppliers Two [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	14.00%	14.00%	14.00%	17.00%	20.00%
Supplier One [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	14.00%	14.00%	14.00%	24.00%	32.00%
Suppliers Three [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				18.00%	11.00%
Suppliers Three (one) [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					11.00%
Suppliers Three (Two) [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage					11.00%
iTonic Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of acquisition							51.00%